Quarterly Report
January 31, 2024
MFS®  Intermediate
Income Trust
MIN-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 92.7%
Aerospace & Defense – 1.1%
Boeing Co., 1.433%, 2/04/2024	$2,269,000	$2,268,120
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,486,000	1,458,968
		$3,727,088
Asset-Backed & Securitized – 6.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)	$10,383,086	$504,691
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,063,343
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	412,000	412,016
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.847% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,112,500	1,084,189
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.995% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,494,270
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	283,291	286,288
BDS 2021-FL9 Ltd., “A”, FLR, 6.519% ((SOFR - 1mo. + 0.11448%) + 1.07%), 11/16/2038 (n)	854,699	839,217
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	734,791	733,997
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	435,000	435,710
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.647% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	588,727	577,810
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.927% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	774,500	746,119
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,861,482
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,576,429
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	638,368	638,512
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	346,000	348,432
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	469,000	474,219
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.097% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,462,353
Neuberger Berman CLO Ltd., 2023-53A, “B”, FLR, 7.589% (SOFR - 3mo. + 2.25%), 10/24/2032 (n)	758,092	759,324
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	337,331	339,134
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	1,559,041	1,561,866
Onslow Bay Financial LLC OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	102,115	102,749
PFS Financing Corp., 2024-A, “A”, FLR, 1% (SOFR - 1mo. + 0.85%), 1/14/2028 (n)	1,700,000	1,700,000
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.65% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	449,580	446,685
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.95% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	199,500	194,438
Santander Drive Auto Receivables Trust, 5.71%, 2/16/2027	441,000	441,076
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	433,000	433,543
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	951,069	950,375
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	265,772	265,571
		$21,733,838
Automotive – 1.3%
Hyundai Capital America, 1.65%, 9/17/2026 (n)	$1,000,000	$916,996
LKQ Corp., 5.75%, 6/15/2028	862,000	879,632
LKQ Corp., 6.25%, 6/15/2033	1,176,000	1,227,046
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	698,309
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	532,000	445,620
		$4,167,603
Broadcasting – 0.7%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$2,524,000	$2,311,000
Brokerage & Asset Managers – 2.5%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,432,648
Charles Schwab Corp., 5.875%, 8/24/2026	425,000	435,144
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,570,539
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	664,304
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,670,348
LPL Holdings, Inc., 6.75%, 11/17/2028	1,437,000	1,510,747
		$8,283,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,311,696
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	698,146
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	902,728
		$2,912,570
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,338,031
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	372,000	379,993
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,559,000	1,590,932
		$3,308,956
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,248,080
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,533,000	1,555,455
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,760,000	1,743,200
		$4,546,735
Consumer Products – 0.2%
Haleon US Capital LLC, 3.375%, 3/24/2029	$860,000	$810,786
Consumer Services – 1.8%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,643,570
Conservation Fund, 3.474%, 12/15/2029	563,000	512,827
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	416,312
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,229,949
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	971,232
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	287,535
		$6,061,425
Containers – 0.5%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,392,561
Berry Global, Inc., 5.5%, 4/15/2028 (n)	325,000	328,307
		$1,720,868
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$717,000	$717,303
Arrow Electronics, Inc., 3.875%, 1/12/2028	1,049,000	998,910
		$1,716,213
Electronics – 0.2%
Qorvo, Inc., 1.75%, 12/15/2024	$634,000	$611,473
Emerging Market Quasi-Sovereign – 0.9%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$613,000	$597,218
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,000,000	959,710
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,366,572
		$2,923,500
Energy - Independent – 0.5%
Pioneer Natural Resources Co., 1.9%, 8/15/2030	$1,750,000	$1,491,007
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$1,252,000	$1,220,502
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$332,000	$284,564
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	541,430
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	775,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$2,336,000	$2,090,810
		$3,692,401
Food & Beverages – 2.3%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,361,606
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,272,534
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,451,000	1,283,257
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,739,884
		$7,657,281
Gaming & Lodging – 1.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,718,013
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,286,000	1,253,231
Marriott International, Inc., 2.85%, 4/15/2031	802,000	696,372
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,442,243
		$6,109,859
Industrial – 0.3%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,142,144
Insurance – 1.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$521,219
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,361,065
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,764,429
		$4,646,713
Insurance - Health – 0.3%
Humana, Inc., 3.7%, 3/23/2029	$867,000	$823,579
Insurance - Property & Casualty – 2.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,037,049
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	1,626,000	1,783,690
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	2,000,000	2,028,827
		$6,849,566
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,181,000	$1,228,632
Machinery & Tools – 0.9%
CNH Industrial N.V., 3.85%, 11/15/2027	$3,066,000	$2,965,199
Major Banks – 11.9%
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$2,224,000	$2,049,930
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,519,778
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,320,298
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,599,515
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	1,677,000	1,852,433
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,995,596
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	418,173
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,166
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,471,627
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	829,826
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	1,446,000	1,332,312
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	1,142,000	1,180,329
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,407,063
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/22/2028	357,000	358,527
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,906,280
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,488,431

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mizuho Financial Group, 5.754%, 5/27/2034	$2,000,000	$2,068,779
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,301,326
Morgan Stanley, 3.625%, 1/20/2027	824,000	801,297
Morgan Stanley, 3.95%, 4/23/2027	290,000	282,224
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	896,684
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/08/2027 (n)	1,750,000	1,778,589
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	946,000	939,659
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,376,759
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	1,978,045
		$39,309,646
Medical & Health Technology & Services – 0.6%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$472,000	$480,682
IQVIA, Inc., 6.25%, 2/01/2029 (n)	353,000	367,373
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,250,242
		$2,098,297
Metals & Mining – 1.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,529,129
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	663,706
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	740,113
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,106,760
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,818,337
		$5,858,045
Midstream – 1.9%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,380,829
MPLX LP, 4%, 3/15/2028	1,395,000	1,350,909
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,394,908
Targa Resources Corp., 4.2%, 2/01/2033	357,000	326,803
Targa Resources Corp., 6.125%, 3/15/2033	577,000	603,802
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	499,000	514,574
TC Energy Corp., 6.203%, 3/09/2026	779,000	778,942
		$6,350,767
Mortgage-Backed – 0.5%
Fannie Mae, 6.5%, 11/01/2031	$258,961	$268,717
Freddie Mac, 3.064%, 8/25/2024	1,234,135	1,217,157
Freddie Mac, 6%, 8/01/2034	4,248	4,406
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	202,846	211,192
		$1,701,472
Municipals – 4.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,835,000	$1,811,044
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,354,200
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	605,000	558,971
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	89,384
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	2,000,000	1,735,836
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,175,056
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	106,766	104,965
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	335,000	300,477
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,744,728
University of California, General Taxable Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,713,159
		$13,587,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$352,000	$369,795
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,784,000	1,646,941
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	819,000	860,379
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/23/2030	789,000	795,725
		$3,672,840
Pharmaceuticals – 0.6%
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)	$2,000,000	$2,041,532
Real Estate - Retail – 2.5%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,196,779
NNN REIT, Inc., 5.6%, 10/15/2033	675,000	690,408
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,737,750
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,789,526
		$8,414,463
Retailers – 0.2%
Nordstrom, Inc., 2.3%, 4/08/2024	$518,000	$512,820
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,237,039
Telecommunications - Wireless – 1.7%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$947,000	$901,611
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	826,330
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,662,218
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,364,255
		$5,754,414
Tobacco – 1.3%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,984,898
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	523,000	537,596
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,855,699
		$4,378,193
Transportation - Services – 1.6%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,990,000	$2,965,613
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	1,685,000	1,715,455
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	648,000	651,721
		$5,332,789
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.36%, 11/01/2025	$29,291	$28,945
Small Business Administration, 5.39%, 12/01/2025	18,886	18,762
		$47,707
U.S. Treasury Obligations – 26.7%
U.S. Treasury Notes, 2.75%, 2/15/2024	$8,385,000	$8,376,723
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,097,319
U.S. Treasury Notes, 2%, 2/15/2025 (f)	9,900,000	9,626,203
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,041,104
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	4,908,785
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	5,921,512
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,259,268
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,453,466
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,875,707
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,789,824
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	4,989,144
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,020,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 2/15/2030	$5,043,500	$4,395,922
U.S. Treasury Notes, 1.875%, 2/15/2032	2,705,500	2,324,088
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,444,625
		$88,524,335
Utilities - Electric Power – 4.4%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$402,000	$405,091
Enel Americas S.A., 4%, 10/25/2026	252,000	244,317
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	895,000	917,608
FirstEnergy Corp., 4.15%, 7/15/2027	2,827,000	2,714,671
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,663,845
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,426,738
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	403,377
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	861,362
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	337,752
Southern California Edison Co., 6.65%, 4/01/2029	816,000	870,701
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	224,888
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	2,446,000	2,438,766
		$14,509,116
Total Bonds		$306,993,963
Investment Companies (h) – 7.0%
Money Market Funds – 7.0%
MFS Institutional Money Market Portfolio, 5.4% (v)	23,391,387	$23,393,726

Other Assets, Less Liabilities – 0.3%		859,518
Net Assets – 100.0%		$331,247,207
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,393,726 and $306,993,963, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $79,639,033, representing 24.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.65% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/21	$449,580	$446,685
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.95% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/21	199,500	194,438
Total Restricted Securities			$641,123
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	124	$13,928,688	March – 2024	$285,925
U.S. Treasury Note 5 yr	Long	USD	564	61,132,312	March – 2024	706,534
						$992,459
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	84	$17,275,125	March – 2024	$(29,935)
U.S. Treasury Ultra Bond 30 yr	Short	USD	16	2,067,500	March – 2024	(18,103)
U.S. Treasury Ultra Note 10 yr	Short	USD	6	701,250	March – 2024	(9,678)
						$(57,716)
At January 31, 2024, the fund had liquid securities with an aggregate value of $957,755 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$88,572,042	$—	$88,572,042
Non - U.S. Sovereign Debt	—	4,152,132	—	4,152,132
Municipal Bonds	—	13,587,820	—	13,587,820
U.S. Corporate Bonds	—	120,048,418	—	120,048,418
Residential Mortgage-Backed Securities	—	4,921,167	—	4,921,167
Commercial Mortgage-Backed Securities	—	7,962,568	—	7,962,568
Asset-Backed Securities (including CDOs)	—	10,551,575	—	10,551,575
Foreign Bonds	—	57,198,241	—	57,198,241
Mutual Funds	23,393,726	—	—	23,393,726
Total	$23,393,726	$306,993,963	$—	$330,387,689
Other Financial Instruments
Futures Contracts – Assets	$992,459	$—	$—	$992,459
Futures Contracts – Liabilities	(57,716)	—	—	(57,716)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,216,448	$20,359,395	$27,181,946	$(177)	$6	$23,393,726
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$395,968	$—